Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events
Subsequent Events

14.                   Subsequent Events

We have evaluated events and transactions that occurred after the balance sheet date of September 30, 2011 and have determined that no events or transactions have occurred, other than these shown below, that would require recognition in the consolidated financial statements or disclosures in these notes to the consolidated financial statements.

•                  On October 28, 2011, our wholly owned subsidiary, Southwest Royalties, Inc. (“SWR”), entered into merger agreements with 24 limited partnerships of which SWR is the general partner (the “SWR Partnerships”) pursuant to which each of the SWR Partnerships that approves the merger will merge into SWR, and the partnership interests of the SWR Partnerships, other than those interests owned by SWR, will be converted into the right to receive cash.  SWR will not receive any cash payment for its partnership interests in the SWR Partnerships; however, as a result of each merger, SWR will acquire 100% of the assets and liabilities of each SWR Partnership that approves the merger.  Each of the mergers is subject to customary closing conditions, and approval by the limited partners of each of the SWR Partnerships.  The merger consideration will be 100% cash, and is expected to be approximately $40.2 million in the aggregate.  We expect to obtain the funds to finance the aggregate merger consideration by conveying a volumetric production payment (“VPP”) on certain properties acquired in the proposed mergers to a third party.  The final terms of the VPP will not be determined until immediately prior to the closing of the mergers.  The closing of the mergers is not conditioned on our receiving proceeds from the VPP or any other financing condition.

•                  In October 2011, we terminated substantially all of our existing 2012 and 2013 oil hedges for cash proceeds of $50 million.  The terminated contracts covered 2,649,000 barrels of oil production for 2012 and 1,189,000 barrels for 2013.  In addition, we terminated a hedge contract covering 490,000 MMBtu of gas production for December 2011 for cash proceeds of $1.6 million.

•      In March and April 2011, CWEI (the “Issuer”) issued $350 million of aggregate principal amount of 2019 Senior Notes (see Note 3).  In connection with the issuance of the 2019 Senior Notes, the Issuer agreed to file a registration statement with the Securities and Exchange Commission to offer to exchange the 2019 Senior Notes for substantially identical notes that will be registered under the Securities Act of 1933. Presented below is condensed consolidated financial information of the Issuer and the Issuer’s material wholly-owned subsidiaries, all of which have jointly and severally, irrevocably and unconditionally guaranteed the performance and payment when due of all obligations under the 2019 Senior Notes and are referred to as “Guarantor Subsidiaries” in the following condensed consolidating financial statements.

Condensed Consolidating Financial Information

The following financial information sets forth the condensed consolidating financial statements as of and for the periods indicated for the Issuer and the Guarantor Subsidiaries.  Elimination entries presented are necessary to combine the entities.

Condensed Consolidating Balance Sheet

September 30, 2011

(Unaudited)

(Dollars in thousands)

		Guarantor	Adjustments/
	Issuer	Subsidiaries	Eliminations	Consolidated

Current assets	$178,467	$161,722	$(158,523)	$181,666
Property and equipment, net	660,059	329,202	—	989,261
Investments in subsidiaries	117,240	—	(117,240)	—
Other assets	42,070	2,325	—	44,395
Total assets	$997,836	$493,249	$(275,763)	$1,215,322

Current liabilities	$233,980	$86,878	$(158,522)	$162,336
Non-current liabilities:
Long-term debt	514,523	—	—	514,523
Other	115,674	63,811	(3)	179,482
	630,197	63,811	(3)	694,005

Stockholders’ equity	133,659	342,560	(117,238)	358,981

Total liabilities and stockholders’ equity	$997,836	$493,249	$(275,763)	$1,215,322

Condensed Consolidating Balance Sheet

December 31, 2010

(Dollars in thousands)

		Guarantor	Adjustments/
	Issuer	Subsidiaries	Eliminations	Consolidated

Current assets	$164,630	$138,288	$(189,097)	$113,821
Property and equipment, net	430,870	336,219	—	767,089
Investments in subsidiaries	114,247	—	(114,247)	—
Other assets	9,837	170	—	10,007
Total assets	$719,584	$474,677	$(303,344)	$890,917

Current liabilities	$201,031	$121,786	$(189,097)	$133,720
Non-current liabilities:
Long-term debt	385,000	—	—	385,000
Fair value of derivatives	3,409	—	—	3,409
Other	56,494	62,845	(3)	119,336
	444,903	62,845	(3)	507,745

Equity	73,650	290,046	(114,244)	249,452

Total liabilities and equity	$719,584	$474,677	$(303,344)	$890,917

Condensed Consolidating Statement of Operations

Three Months Ended September 30, 2011

(Unaudited)

(In thousands)

		Guarantor	Adjustments/
	Issuer	Subsidiaries	Eliminations	Consolidated
Total revenue	$68,727	$32,561	$(224)	$101,064
Costs and expenses	44,290	24,120	(224)	68,186
Operating income (loss)	24,437	8,441	—	32,878
Other income (expense)	81,512	1,677	—	83,189
Income tax (expense) benefit	(41,544)	—	—	(41,544)

Net income (loss)	$64,405	$10,118	$—	$74,523

Condensed Consolidating Statement of Operations

Nine Months Ended September 30, 2011

(Unaudited)

(In thousands)

		Guarantor	Adjustments/
	Issuer	Subsidiaries	Eliminations	Consolidated
Total revenue	$205,173	$115,301	$(694)	$319,780
Costs and expenses	127,475	70,827	(694)	197,608
Operating income (loss)	77,698	44,474	—	122,172
Other income (expense)	42,789	5,048	—	47,837
Income tax (expense) benefit	(60,693)	—	—	(60,693)

Net income (loss)	$59,794	$49,522	$—	$109,316

Condensed Consolidating Statement of Operations

Three Months Ended September 30, 2010

(Unaudited)

(In thousands)

		Guarantor	Adjustments/
	Issuer	Subsidiaries	Eliminations	Consolidated
Total revenue	$56,490	$28,941	$(199)	$85,232
Costs and expenses	38,746	19,602	(199)	58,149
Operating income (loss)	17,744	9,339	—	27,083
Other income (expense)	(10,749)	1,686	—	(9,063)
Income tax (expense) benefit	(6,397)	—	—	(6,397)

Net income (loss)	$598	$11,025	$—	$11,623

Condensed Consolidating Statement of Operations

Nine Months Ended September 30, 2010

(Unaudited)

(In thousands)

		Guarantor	Adjustments/
	Issuer	Subsidiaries	Eliminations	Consolidated
Total revenue	$151,479	$91,610	$(543)	$242,546
Costs and expenses	126,865	62,415	(543)	188,737
Operating income (loss)	24,614	29,195	—	53,809
Other income (expense)	6,962	4,750	—	11,712
Income tax (expense) benefit	(23,260)	—	—	(23,260)

Net income (loss)	$8,316	$33,945	$—	$42,261

Condensed Consolidating Statement of Cash Flows

Nine Months Ended September 30, 2011

(Unaudited)

(Dollars in thousands)

		Guarantor	Adjustments/
	Issuer	Subsidiaries	Eliminations	Consolidated

Operating activities	$115,611	$52,183	$7,493	$175,287
Investing activities	(262,938)	3,134	(7,493)	(267,297)
Financing activities	172,448	(53,134)	—	119,314
Net increase (decrease) in cash and cash equivalents	25,121	2,183	—	27,304
Cash at the beginning of the period	5,040	3,680	—	8,720
Cash at end of the period	$30,161	$5,863	$—	$36,024

Condensed Consolidating Statement of Cash Flows

Nine Months Ended September 30, 2010

(Unaudited)

(In thousands)

		Guarantor	Adjustments/
	Issuer	Subsidiaries	Eliminations	Consolidated
Operating activities	$82,871	$65,595	$5,702	$154,168
Investing activities	(108,458)	(22,017)	(5,702)	(136,177)
Financing activities	32,440	(42,440)	—	(10,000)
Net increase (decrease) in cash and cash equivalents	6,853	1,138	—	7,991
Cash at the beginning of the period	11,839	2,174	—	14,013
Cash at end of the period	$18,692	$3,312	$—	$22,004